OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payable for purchase of property, plant and equipment	$ 21,959,267	$ 33,529,239
Other payables	40,165,675	43,709,026
Other current liabilities	$ 62,124,942	$ 77,238,265